Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives
Buildings	20 years

Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets

Motor vehicles	5 years

Equipment, fixture and furniture, and other fixed assets	2 - 10 years

Schedule of Amortization of finite-lived intangible assets
Trademark	10 years

Backlog	3 years

Customer relationship	5.5 years

Reacquired right	1 year

Schedule of summarizes the effect on the consolidated balance sheet
	December 31, 2018 As previously reported	Effect of the adoption of ASC 842	January 1, 2019 As adjusted
Current portions:
Prepayment and other current assets	104,761	(10,612)	94,149
Current operating lease liabilities	-	99,706	99,706

Non-current portions：
Operating lease right-of-use assets	-	397,490	397,490
Intangible assets, net	36,904	(6,305)	30,599
Operating lease liabilities	-	280,867	280,867